Income Tax Expense (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense (Textual)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of tax holiday to income tax expense			¥ 4,000,000
Basic earnings per ordinary share (in dollars per share)			¥ 0.003
Diluted earnings per ordinary share (in dollars per share)			¥ 0.003
Net operating loss carryforwards	¥ 25,839,764
Deferred tax assets net operating loss carryforwards	6,459,941	¥ 5,743,768
Cumulative amount of temporary difference in respect of investments PRC subsidiaries	¥ 2,744,856,109
Percentage of withholding income tax	10.00%
Amount of unrecognized deferred tax liabilities	¥ 274,485,611
Net operating losses subject to expiration in year in 2022 and 2023	14,465,207
Net operating losses subject to expiration if not utilized	¥ 11,374,557
Income tax payable		¥ 555,752,187
Shenzhen Taotaojin Internet Financial Services Company Limited [Member]
Income Tax Expense (Textual)
Reduction of the income tax rate	50.00%